(Loss)/earnings and dividends per share (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(Loss)/earnings and dividends per share
Basic (loss)/earnings per share (in rand per share)	R (69.94)	R 14.00	R 62.34
Headline earnings per share (in rand per share)	18.19	53.75	47.58
Dilute (loss)/earnings per share (in rand per share)	(69.94)	13.02	61.36
Diluted headline earnings per share (in rand per share)	16.73	50.76	46.83
Dividends per share	2.00	17.00	14.70
Dividends per share - interim	R 2.00	7.00
Dividends per share- final		R 10.00	R 14.70
(Loss)/earnings and headline earnings
(Loss)/earnings attributable to owners of Sasol Limited	R (44,271)	R 8,799	R 38,956
Total remeasurement items for the Group, net of tax	55,784	24,978	(9,221)
Headline earnings attributable to owners of Sasol Limited	R 11,513	R 33,777	R 29,735
Basic weighted average number of shares
Issued shares	648,475,104	640,667,612	635,676,817	634,244,336
Effect of treasury shares held	(13,100,000)	(10,400,000)	(10,200,000)
Effect of weighting of the long-term incentive scheme shares vested during the year	(2,400,000)	(1,900,000)	(500,000)
Effect of Sasol Khanyisa Tier 2 options exercised			(100,000)
Basic weighted average number of shares for EPS and HEPS	633,000,000.0	628,400,000	624,900,000
Diluted (loss)/earnings
(Loss)/earnings attributable to owners of Sasol Limited	R (44,271)	R 8,799	R 38,956
Impact of convertible bonds	(136)	(179)
Diluted (loss)/earnings attributable to owners of Sasol Limited		8,620	38,956
Diluted (loss)/earnings attributable to owners of Sasol Limited	(44,407)
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	11,513	33,777	29,735
Impact of convertible bonds	(136)	(179)
Diluted headline earnings attributable to owners of Sasol Limited	R 11,377	R 33,598	R 29,735
Diluted weighted average number of shares
Weighted average number of shares	633,000,000.0	628,400,000	624,900,000
Potential dilutive effect of convertible bonds	39,900,000	24,200,000
Potential dilutive effect of long-term incentive scheme	7,000,000.0	9,300,000	9,900,000
Potential dilutive effect of Sasol Khanyisa Tier 1			100,000
Diluted weighted average number of shares for DEPS and DHEPS		661,900,000	634,900,000
Diluted weighted average number of shares for DEPS and DHEPS	679,900,000